Prepayments, receivables and other assets (Details) ¥ in Millions, $ in Millions	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)
Current:
Accounts receivable, net of allowance	¥ 32,813		¥ 27,076
Inventories	30,087		27,858
VAT receivables, net of allowance	23,779		17,363
Prepaid cost of revenue, sales and marketing and other expenses	17,902		18,532
Amounts due from related companies	12,188		10,374
Advances to/receivables from customers, merchants and others	11,205		7,163
Deferred direct selling costs and cost of revenue	3,915		3,303
Interest receivables	2,449		2,110
Others	11,657		10,929
Total Current	145,995	$ 23,030	124,708
Non-current:
Operating lease right-of-use assets	¥ 78,053		¥ 72,040
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible List]	Total Non-current	Total Non-current	Total Non-current
Deferred tax assets (Note 7)	¥ 14,475		¥ 11,041
Film costs and prepayment for licensed copyrights and others	12,425		9,349
Prepayment for acquisition of property and equipment	3,592		2,704
Others	4,602		3,298
Total Non-current	113,147	$ 17,849	98,432
Ant Group
Non-current:
Dividends receivable	¥ 3,945		¥ 0